Pensions and Other Post-Employment Benefits - Summary of Remeasurements Within Post-Retirement Benefits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ (5,868)	£ (716)	£ 1,340
Gain/(loss) from change in financial assumptions	(92)	62	(69)
Experience gains	949	215	(110)
Post-retirement benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	21	19	7
Gain/(loss) from change in financial assumptions	219	35	(93)
Experience gains	(12)	24	4
Total	£ 228	£ 78	£ (82)